Revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from contracts with customers
Schedule of detailed information of revenue from contracts with customers

	Six-month period ended June 30,
	2024	2023

	(Unaudited)
National sales
Mid-distillates (1)	14,344,857	16,480,792
Gasolines (1)	9,043,982	12,512,904
Natural gas	1,971,259	2,271,821
Services	1,865,643	1,809,889
Electric power transmission services (2)	1,522,356	1,350,548
Plastic and rubber	445,287	654,029
Fuel gas Service	514,013	491,706
Asphalts	386,922	464,815
L.P.G. and propane	321,473	479,782
Roads and construction services (2)	160,635	176,879
Polyethylene	150,642	158,669
Aromatics	131,702	157,009
Crude oil	178	125,486
Other products	316,000	341,489
	31,174,949	37,475,818
Foreign sales
Crude oil	22,989,399	25,001,389
Diesel	969,035	1,946,402
Fuel oil	1,720,541	1,826,690
Electric power transmission services (2)	2,621,770	3,061,980
Roads and construction services (2)	2,495,770	2,546,680
Plastic and rubber	561,082	749,103
L.P.G. and propane	170,872	149,225
Gasolines	149,590	193,394
Cash flow hedging (3)	(90,623)	(673,551)
Other products	1,167,161	945,194
	32,754,597	35,746,506
	63,929,546	73,222,324
(1)	Includes the value corresponding to the application of Resolution 180522 of March 29, 2010, and other regulations that modify and add to it (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of regular motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative). As of June 30, 2024, the value recognized for price differential corresponds to $4,458,676 (2023: $13,012,975).
(2)	Corresponds to the revenue derived from the electric power transmission contracts and toll roads concessions contracts of Interconexión Eléctrica S.A. E.S.P.
(3)	Includes the result of hedges for future exports for $40,114 (2023: ($656,746)) and operations with derivative financial instruments for $(130,737) (2023: (16,805)).